Business Combination (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Allocation of the consideration for the Seahawk acquisition
The allocation of the consideration was as follows:

April 27, 2011
(In thousands)
Accounts Receivable	$15,366
Property and Equipment, Net	145,404
Total Assets	160,770
Accounts Payable	(10,441)
Total Purchase Price	$150,329

Business combination pro forma financial information
The unaudited pro forma financial information set forth below has been compiled from historical financial statements and other information, but is not necessarily indicative of the results that actually would have been achieved had the transaction occurred on the dates indicated or that may be achieved in the future:

	Year Ended December 31,
	2011	2010
	(In millions, except per share amounts)
Revenue	$608.0	$611.9
Net Loss	(73.8)	(478.7)
Basic Loss Per Share	(0.54)	(3.50)
Diluted Loss Per Share	(0.54)	(3.50)

Business Combination, ProFroma Information, Revenue and Earnings of Acquiree since Acquisition Date, Actual
The amount of revenue and net income related to the net assets acquired from Seahawk included in the Company’s Consolidated Statements of Operations for the year ended December 31, 2011 is as follows:

April 27, 2011 through December 31, 2011
(in millions)
Revenue	$74.4
Net income	18.3